Segments - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) business_unit segment	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of operating segments [line items]
Number of segments | segment	4
Profit (loss) before tax	£ 1,874.0	£ 1,888.0	£ 605.0
Retail Banking
Disclosure of operating segments [line items]
Number of business units | business_unit	2
Corporate & Commercial Banking | Reclassified amounts
Disclosure of operating segments [line items]
Social housing loans	£ (1,500.0)	(2,300.0)	(3,200.0)
Non-core liabilities	(400.0)	(900.0)	0.0
Profit (loss) before tax	2.9	(2.7)	(6.3)
Corporate & Commercial Banking | Minimum
Disclosure of operating segments [line items]
Customers, annual turnover	2.0
Corporate & Commercial Banking | Maximum
Disclosure of operating segments [line items]
Customers, annual turnover	500.0
Corporate & Investment Banking
Disclosure of operating segments [line items]
Customers, annual turnover	500.0
Corporate Centre | Reclassified amounts
Disclosure of operating segments [line items]
Social housing loans	1,500.0	2,300.0	3,200.0
Non-core liabilities	400.0	900.0	0.0
Profit (loss) before tax	£ (2.9)	£ 2.7	£ 6.3